DEPOSITS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Interest-bearing transaction accounts	$ 738,536	$ 1,018,327
Savings	50,422	77,990
Time	1,385,108	1,673,368
Interest expense on deposits	$ 2,174,066	$ 2,769,685